Real Estate - FP Land LLC (Details) (FP Land LLC, predecessor business, USD $)	12 Months Ended			0 Months Ended	12 Months Ended				0 Months Ended			0 Months Ended		0 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended		0 Months Ended			0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2013 farm grainstorage	Dec. 31, 2012	Mar. 31, 2014 grainstorage farm	Jan. 02, 2012 Cottonwood Farms farm	Dec. 31, 2012 Cottonwood Farms	Jan. 02, 2012 Cottonwood Farms Land	Jan. 02, 2012 Cottonwood Farms Irrigation improvements	Jan. 02, 2012 Cottonwood Farms Grain facilities	Jan. 02, 2012 Cottonwood Farms Matulka acre	Jan. 02, 2012 Cottonwood Farms Matulka Land	Jan. 02, 2012 Cottonwood Farms Matulka Irrigation improvements	Jan. 02, 2012 Cottonwood Farms Stanbra/Zeller acre	Jan. 02, 2012 Cottonwood Farms Stanbra/Zeller Land	Jan. 02, 2012 Cottonwood Farms Grain facility	Jan. 02, 2012 Cottonwood Farms Grain facility Grain facilities	Dec. 31, 2012 Other Real Estate Acquisitions	Dec. 31, 2012 Other Real Estate Acquisitions Land	Dec. 31, 2012 Other Real Estate Acquisitions Irrigation improvements	Jun. 26, 2012 Other Real Estate Acquisitions Smith	Dec. 31, 2013 Other Real Estate Acquisitions Smith	Jun. 26, 2013 Other Real Estate Acquisitions Smith acre	Jun. 26, 2013 Other Real Estate Acquisitions Smith Land	Jun. 29, 2012 Other Real Estate Acquisitions Kelly acre	Jun. 29, 2012 Other Real Estate Acquisitions Kelly Land	Dec. 26, 2012 Other Real Estate Acquisitions Zeagers acre	Dec. 26, 2012 Other Real Estate Acquisitions Zeagers Land	Dec. 26, 2012 Other Real Estate Acquisitions Zeagers Irrigation improvements	Feb. 12, 2012 Other Real Estate Acquisitions Beckerdite acre	Feb. 12, 2012 Other Real Estate Acquisitions Beckerdite Land	Oct. 08, 2012 Other Real Estate Acquisitions McFadden SC acre	Oct. 08, 2012 Other Real Estate Acquisitions McFadden SC Land	Oct. 08, 2012 Other Real Estate Acquisitions McFadden MD acre	Oct. 08, 2012 Other Real Estate Acquisitions McFadden MD Land	Dec. 21, 2012 Other Real Estate Acquisitions Symond acre	Dec. 21, 2012 Other Real Estate Acquisitions Symond Land	Dec. 31, 2013 Real estate acquisitions, 2013 and 2012	Dec. 31, 2012 Real estate acquisitions, 2013 and 2012	Jan. 02, 2012 Pittman Hough Farms Cottonwood Farms
Real Estate
Number of farms owned	38		38
Number of grain storage facilities owned	3		3
Number of farms acquired				2
Voting interests acquired (as a percent)																																						100.00%
Equity interests exchanged (as a percent)																																						25.00%
Purchase price allocation of the assets and liabilities acquired
Total acres									242			181									99.54		75		120			120		34		107		200
Land and improvements						$ 3,419,833	$ 54,667	$ 408,426		$ 1,881,333	$ 54,667		$ 1,538,500		$ 408,426		$ 5,403,294	$ 40,000				$ 1,147,188		$ 742,097		$ 1,109,000	$ 40,000		$ 990,516		$ 251,748		$ 609,933		$ 1,700,000
Fair value of debt assumed				(300,000)					(150,000)			(150,000)
Property tax liability and accrued interest assumed				(22,511)					(13,166)			(9,345)
Value of equity interests exchanged				3,560,415					1,772,834			1,379,155		408,426
Total purchase price																5,443,294			1,147,188				742,097		1,149,000			990,516		251,748		609,933		1,700,000
less escrow applied																(97,679)
Net purchase price																5,345,615
Additional Information
Total revenue					119,360											44,800				25,850
Net income					58,654											(2,940)				5,712
Consideration paid in cash																																		166,155
Consideration paid in seller financing																																		1,533,845
Real estate acquisition costs	257	14,539														14,539				257
Proforma
Total revenue																																				2,364,175	2,333,600
Net income																																				$ 35,431	$ 652,671